Document and Entity Information Document	Aug. 08, 2023	May 03, 2023
Document Information [Line Items]
Entity Registrant Name	Diebold Nixdorf, Incorporated
Entity Incorporation, State or Country Code	OH
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	50 Executive Parkway, P.O. Box 2520
Entity Address, City or Town	Hudson,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44236
Entity Central Index Key	0000028823
Amendment Flag	false
Document Type	8-K
City Area Code		330
Local Phone Number	490-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common shares, $1.25 par value per share
Trading Symbol	DBDQQ
Entity Emerging Growth Company		false
Document Period End Date	Aug. 09, 2023